UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $93,818 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WTR WKS CO INC NEW    COM              030420103    17647   820781 SH       SOLE                   820781
CF INDS HLDGS INC              COM              125269100      374     4100 SH       SOLE                     4100
CNX GAS CORP                   COM              12618H309     5611   250600 SH       SOLE                   250600
CROWN CASTLE INTL CORP         COM              228227104     6826   235611 SH       SOLE                   235611
CVR ENERGY INC                 COM              12662P108      182    21400 SH       SOLE                    21400
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     6019   227300 SH       SOLE                   227300
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     6748   277924 SH       SOLE                   277924
MOLECULAR INSIGHT PHARM INC    COM              60852M104     4138   538823 SH       SOLE                   538823
NASDAQ OMX GROUP INC           COM              631103108    12590   411834 SH       SOLE                   411834
NATIONAL FUEL GAS CO N J       COM              636180101     8432   199900 SH       SOLE                   199900
PHARMERICA CORP                COM              71714F104     2402   106787 SH       SOLE                   106787
TARGET CORP                    COM              87612E106     8226   167700 SH       SOLE                   167700
UNION PAC CORP                 COM              907818108     7892   110900 SH       SOLE                   110900
US BANCORP DEL                 COM NEW          902973304      735    20400 SH       SOLE                    20400
WELLS FARGO & CO NEW           COM              949746101     5996   161300 SH       SOLE                   161300